Exchangeable Shares	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Exchangeable Shares [Text Block]
Note 5	Exchangeable Shares

On August 2, 2007, the Company entered into a voting and exchange trust agreement among its subsidiary, 6789722 Canada Inc., and Valiant Trust Company whereby the Company issued and deposited with Valiant Trust a special preferred voting share of the Company in order to enable Valiant Trust to execute certain voting and exchange rights as trustee from time to time for and on behalf of the registered holders of the preferred shares of 6789722 Canada Inc. Each preferred share of 6789722 Canada Inc. is exchangeable into one share of common stock of the Company at the election of the shareholder, or, in certain circumstances, of the Company.

On October 9, 2008, and November 19, 2008, the Company issued 50,000 shares each totaling to 100,000 shares of common stock pursuant to a holder of 100,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. There were 269,841 outstanding exchangeable shares as of April 30, 2009 (April 30, 2008 - 369,841). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is $nil.

On May 11, 2009, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On December 16, 2009, the Company issued 154,546 shares of common stock pursuant to a holder of 154,546 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On April 27, 2010, the Company issued 4,424 shares of common stock pursuant to a holder of 4,424 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On May 14, 2010, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On January 27, 2011, the Company issued 1,122 shares of common stock pursuant to a holder of 1,122 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights.

On January 28, 2011, the Company redeemed all of the remaining 9,749 exchangeable shares outstanding pursuant to the Company's redemption call right under the provisions attaching to the exchangeable shares of 6789722 Canada Inc. As a result there were no outstanding exchangeable shares as of April 30, 2011 (April 30, 2010 – 60,871). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is $nil.

Note 7	Exchangeable Shares

On August 2, 2007, the Company entered into a voting and exchange trust agreement among its subsidiary, 6789722 Canada Inc., and Valiant Trust Company whereby the Company issued and deposited with Valiant Trust a special preferred voting share of the Company in order to enable Valiant Trust to execute certain voting and exchange rights as trustee from time to time for and on behalf of the registered holders of the preferred shares of 6789722 Canada Inc. Each preferred share of 6789722 Canada Inc. is exchangeable into one share of common stock of the Company at the election of the shareholder, or, in certain circumstances, of the Company.

On October 9, 2008, and November 19, 2008, the Company issued 50,000 shares each totaling to 100,000 shares of common stock pursuant to a holder of 100,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. There were 269,841 outstanding exchangeable shares as of April 30, 2009 (April 30, 2008 - 369,841). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is $nil.

On May 11, 2009, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On December 16, 2009, the Company issued 154,546 shares of common stock pursuant to a holder of 154,546 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On April 27, 2010, the Company issued 4,424 shares of common stock pursuant to a holder of 4,424 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On May 14, 2010, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On January 27, 2011, the Company issued 1,122 shares of common stock pursuant to a holder of 1,122 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights.

On January 28, 2011, the Company redeemed all of the remaining 9,749 exchangeable shares outstanding pursuant to the Company's redemption call right under the provisions attaching to the exchangeable shares of 6789722 Canada Inc. As a result there were no outstanding exchangeable shares as of April 30, 2011 (April 30, 2010 – 60,871). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is $nil.